MAINSTAY GROUP OF FUNDS

Supplement dated January 13, 2012 (“Supplement”)

to the Statement of Additional Information dated February 28, 2011,

as amended June 20, 2011 (“SAI”)

This Supplement updates certain information contained in the SAI for the MainStay Group of Funds. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Funds’ website at mainstayinvestments.com. Please review this important information carefully.

New Board Committee

At a meeting held on September 27-28, 2011, the Boards of Directors/Trustees (the “Board”) of the Funds established a new committee of the Board, the Risk and Compliance Oversight Committee. The Risk and Compliance Oversight Committee is responsible for: (i) assisting the Board in overseeing the policies, procedures, practices and systems relating to, identifying, and managing the various risks and compliance matters that are or may be applicable to the Funds; (ii) serving as the primary link between significant areas of risk management and compliance that may affect the Funds, New York Life Investment Management LLC (“Manager”) and the Funds’ subadvisors (“Subadvisors”); and (iii) overseeing the implementation of the Funds’ proxy voting policies and procedures. The Committee held its first meeting on December 14, 2011.

In light of the creation of this Committee and the occurrence of its first meeting, effective immediately, the SAI is revised as follows:

1.	In the subsection entitled “Board Structure and Leadership” on page 77, the third paragraph is hereby deleted and replaced with the following:

As discussed further below, the Board has established various Committees through which the Board Members focus on matters relating to particular aspects of the Funds’ operations, such as valuation of portfolio holdings, investments, risk and compliance oversight, Fund fees and expenses and financial reporting. The Board Members routinely review the effectiveness of the Committee structure and each Committee’s responsibilities and membership.

2.	In the subsection entitled “Risk Oversight” beginning on page 77, the first three paragraphs are hereby deleted and replaced with the following:

While responsibility for day-to-day risk management relating to the Funds and their operations resides with the Manager, Subadvisors or other service providers (subject to the supervision of the Manager), the Board actively performs a risk oversight function, both directly and through its Committees, as described below. The Board and its Committees exercise a risk oversight function through regular and ad hoc Board and Committee meetings during which the Board and its

Committees meet with representatives of the Manager, the Subadvisors, and other key service providers. In addition, the Board has established a Risk and Compliance Oversight Committee that has the responsibility of coordinating the Board’s oversight of the implementation of the risk management and compliance programs of, and related to, the Funds. The Audit Committee also meets regularly with the Funds’ independent registered public accounting firm and Principal Financial and Accounting Officer to discuss internal controls and financial reporting matters, among other things. The Board and Committees regularly require senior management of the Manager and senior officers of the Funds to report to the Board and the Committees on a variety of risk areas relating to the Funds, including, but not limited to, investment/portfolio risks (e.g., performance, compliance, counterparty, credit, liquidity and valuation risks) and operational/enterprise risks (e.g., financial, reputational, compliance, litigation, personnel and business continuity risks), as well as more general business risks. The Board reviews, on an ongoing basis, the Funds’ performance, operations and investment practices. The Board also conducts reviews of the Manager in its role in managing the Funds’ operations. In addition, the Board has engaged counsel to the Independent Board Members and consults with such counsel both during and between meetings of the Board and the Committees.

The Board and the Risk and Compliance Oversight Committee also meet regularly with the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board. The CCO has responsibility for testing the compliance procedures of the Funds and their service providers. The CCO regularly discusses issues related to compliance and provides a quarterly report to the Board regarding the Funds’ compliance program. In order to maintain a robust risk management and compliance program for the Funds, the Board and the Risk and Compliance Oversight Committee also regularly review and approve, as necessary, the Funds’ compliance policies and procedures and updates to these procedures, as well as review and approve the compliance policies and procedures of certain of the Funds’ service providers to the extent that those policies and procedures relate to the operations of the Funds. In addition to the meetings with various parties to oversee the risk management of the Funds, the Board and its Committees also receive regular written reports from these and other parties which assist the Board and the Committees in exercising their risk oversight function.

The Board also benefits from other risk management resources and functions within the Manager’s organization, such as the Manager’s risk management personnel and the internal auditor of the Manager’s parent company. For example, the Board and the Risk and Compliance Oversight Committee meet periodically with the Manager’s risk management personnel, including the Manager’s Chief Risk Officer (“CRO”) and members of the Risk Management Committee. The CRO is responsible for overseeing the measurement and monitoring of operational risks across the Manager’s enterprise. The Risk Management Committee is comprised of senior personnel of the Manager and seeks to identify and address material risks within the Manager’s businesses across its multi-boutique structure. The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to mitigate or eliminate all risks and their possible effects, and that it may be necessary to bear certain risks (such as investment risks) to achieve the Funds’ investment objectives. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

3.	In the section entitled “Board Members” beginning on page 78, the first paragraph is hereby deleted and replaced with the following:

The Board oversees the Funds, the Manager and the Subadvisors. The committees of the Board include the Audit Committee, the Contracts Committee, the Investment Committee, the Nominating and Governance Committee, and the Risk and Compliance Oversight Committee. The Funds also have established a Valuation Committee and Valuation Subcommittee, which may include members who are not Board Members.

4.	In the section entitled “Board Members” beginning on page 78, the following is hereby inserted on page 79 immediately following the subsection entitled “Nominating and Governance Committee:”

Risk and Compliance Oversight Committee. The primary purposes of the Risk and Compliance Oversight Committee, which meets on a quarterly basis, are to: (i) assist the Board in overseeing the policies, procedures, practices and systems relating to, identifying, and managing the various risks and compliance matters that are or may be applicable to the Funds; (ii) serve as the primary link between significant areas of risk management and compliance that may affect the Funds, the Manager and the Subadvisors; and (iii) oversee the implementation of the Funds’ proxy voting policies and procedures. The members of the Risk and Compliance Oversight Committee are Roman L. Weil (Chairman), Susan B. Kerley, Alan R. Latshaw, Peter Meenan, Richard H. Nolan, Jr., Richard S. Trutanic and John A. Weisser, Jr. The Risk and Compliance Oversight Committee held its first meeting on December 14, 2011, and therefore held no meetings during the fiscal year ended October 31, 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY EQUITY INDEX FUND

Supplement dated January 13, 2012 (“Supplement”)

to the Statement of Additional Information dated February 28, 2011(“SAI”)

This Supplement updates certain information contained in the SAI for the MainStay Equity Index Fund (“Fund”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

New Board Committee

At a meeting held on September 27-28, 2011, the Board of Trustees (the “Board”) of the Fund established a new committee of the Board, the Risk and Compliance Oversight Committee. The Risk and Compliance Oversight Committee is responsible for: (i) assisting the Board in overseeing the policies, procedures, practices and systems relating to, identifying, and managing the various risks and compliance matters that are or may be applicable to the Fund; (ii) serving as the primary link between significant areas of risk management and compliance that may affect the Fund, New York Life Investment Management LLC (“Manager”) and the Fund’s subadvisor (“Subadvisor”); and (iii) overseeing the implementation of the Fund’s proxy voting policies and procedures. The Committee held its first meeting on December 14, 2011.

In light of the creation of this Committee and the occurrence of its first meeting, effective immediately, the SAI is revised as follows:

1.	In the subsection entitled “Board Structure and Leadership” beginning on page 31, the third paragraph is hereby deleted and replaced with the following:

As discussed further below, the Board has established various Committees through which the Board Members focus on matters relating to particular aspects of the Fund’s operations, such as valuation of portfolio holdings, investments, risk and compliance oversight, Fund fees and expenses and financial reporting. The Board Members routinely review the effectiveness of the Committee structure and each Committee’s responsibilities and membership.

2.	In the subsection entitled “Risk Oversight” beginning on page 32, the first three paragraphs are hereby deleted and replaced with the following:

While responsibility for day-to-day risk management relating to the Fund and its operations resides with the Manager, Subadvisor or other service providers (subject to the supervision of the Manager), the Board actively performs a risk oversight function, both directly and through its Committees, as described below. The Board and its Committees exercise a risk oversight function through regular and ad hoc Board and Committee meetings during which the Board and its Committees meet with representatives of the Manager, the Subadvisor, and other key service providers. In addition, the Board has established a Risk and Compliance Oversight Committee that has the responsibility of coordinating the Board’s oversight of the implementation of the risk management and compliance programs of, and related to, the Fund. The Audit Committee also meets regularly with the Fund’s independent registered public accounting firm and Principal Financial and Accounting Officer to discuss internal controls and financial reporting matters, among other things. The Board and Committees regularly require senior management of the Manager and senior officers of the Fund to report to the Board and the Committees on a variety of risk areas relating to the Fund, including, but not limited to, investment/portfolio risks (e.g., performance, compliance, counterparty, credit, liquidity and valuation risks) and operational/enterprise risks (e.g., financial, reputational, compliance, litigation, personnel and business continuity risks), as well as more general business risks. The Board reviews, on an ongoing basis, the Fund’s performance, operations and investment practices. The Board also conducts reviews of the Manager in its role in managing the Fund’s operations. In addition, the Board has engaged counsel to the Independent Board Members and consults with such counsel both during and between meetings of the Board and the Committees.

The Board and the Risk and Compliance Oversight Committee also meet regularly with the Fund’s Chief Compliance Officer (“CCO”), who reports directly to the Board. The CCO has responsibility for testing the compliance procedures of the Fund and its service providers. The CCO regularly discusses issues related to compliance and provides a quarterly report to the Board regarding the Fund’s compliance program. In order to maintain a robust risk management and compliance program for the Fund, the Board and the Risk and Compliance Oversight Committee also regularly review and approve, as necessary, the Fund’s compliance policies and procedures and updates to these procedures, as well as review and approve the compliance policies and procedures of certain of the Fund’s service providers to the extent that those policies and procedures relate to the operations of the Fund. In addition to the meetings with various parties to oversee the risk management of the Fund, the Board and its Committees also receive regular written reports from these and other parties which assist the Board and the Committees in exercising their risk oversight function.

The Board also benefits from other risk management resources and functions within the Manager’s organization, such as the Manager’s risk management personnel and the internal auditor of the Manager’s parent company. For example, the Board and the Risk and Compliance Oversight Committee meet periodically with the Manager’s risk management personnel, including the Manager’s Chief Risk Officer (“CRO”) and members of the Risk Management Committee. The CRO is responsible for overseeing the measurement and monitoring of operational risks across the Manager’s enterprise. The Risk Management

Committee is comprised of senior personnel of the Manager and seeks to identify and address material risks within the Manager’s businesses across its multi-boutique structure. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to mitigate or eliminate all risks and their possible effects, and that it may be necessary to bear certain risks (such as investment risks) to achieve the Fund’s investment objective. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

3.	In the section entitled “Trustees” beginning on page 33, the first paragraph is hereby deleted and replaced with the following:

The Board oversees the Fund, the Manager and the Subadvisor. The committees of the Board include the Audit Committee, the Contracts Committee, the Investment Committee, the Nominating and Governance Committee, and the Risk and Compliance Oversight Committee. The Fund has also established a Valuation Committee and Valuation Subcommittee, which may include members who are not Board Members.

4.	In the section entitled “Trustees” beginning on page 33, the following is hereby inserted on page 34 immediately following the subsection entitled “Nominating and Governance Committee:”

Risk and Compliance Oversight Committee. The primary purposes of the Risk and Compliance Oversight Committee, which meets on a quarterly basis, are to: (i) assist the Board in overseeing the policies, procedures, practices and systems relating to, identifying, and managing the various risks and compliance matters that are or may be applicable to the Fund; (ii) serve as the primary link between significant areas of risk management and compliance that may affect the Fund, the Manager and the Subadvisor; and (iii) oversee the implementation of the Fund’s proxy voting policies and procedures. The members of the Risk and Compliance Oversight Committee are Roman L. Weil (Chairman), Susan B. Kerley, Alan R. Latshaw, Peter Meenan, Richard H. Nolan, Jr., Richard S. Trutanic and John A. Weisser, Jr. The Risk and Compliance Oversight Committee held its first meeting on December 14, 2011, and therefore held no meetings during the fiscal year ended October 31, 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.